Hartford Disciplined US Equity ETF Performance Management - Hartford Disciplined US Equity ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The bar chart shows the Fund’s total return for each calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for different periods compare to the returns of the Index and another broad measure of market performance, which is also the Fund’s regulatory benchmark.After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by visiting our website at hartfordfunds.com.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s total return for each calendar year since the Fund’s inception. The table shows how the Fund’s average annual total returns for different periods compare to the returns of the Index and another broad measure of market performance, which is also the Fund’s regulatory benchmark.
Bar Chart [Heading]	Total returns by calendar year
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return10.58%December 31, 2023Worst Quarter Return-3.40%September 30, 2023Theyear-to-datereturn of the Fund as ofSeptember 30, 2025was15.01%.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2024
Performance Availability Website Address [Text]	hartfordfunds.com
Hartford Disciplined US Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	15.01%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	10.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(3.40%)
Lowest Quarterly Return, Date	Sep. 30, 2023